Provisions for employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Provisions For Employee Benefits [Abstract]
Disclosure of defined benefit plans [text block]
(€ million)	December 31, 2017	December 31, 2016
TFR	284	298
Foreign defined benefit plans	409	276
FISDE and other foreign medical plans	122	124
Other benefit plans	207	170
	1,022	868

Disclosure of net defined benefit liability (asset) [text block]

Present value of employee benefits, estimated by applying actuarial techniques, consisted of the following:

	December 31, 2017					December 31, 2016
(€ million)	TFR	Foreign defined benefit plans	FISDE and other foreign medical plans	Other benefit plans	Total	TFR	Foreign defined benefit plans	FISDE and other foreign medical plans	Other benefit plans	Total
Present value of benefit liabilities at beginning of year	298	895	124	170	1,487	281	1,240	156	153	1,830
Current cost		24	2	54	80		28	2	56	86
Interest cost	3	29	2	1	35	6	34	3	1	44
Remeasurements:	(6)	54	(1)	3	50	19	22	(17)	1	25
- actuarial (gains) losses due to changes in demographic assumptions		(14)			(14)	(2)	(2)	(1)	(2)	(7)
- actuarial (gains) losses due to changes in financial assumptions	(5)	71		3	69	11	30	(2)	2	41
- experience (gains) losses	(1)	(3)	(1)		(5)	10	(6)	(14)	1	(9)
Past service cost and (gains) losses settlements		(1)		30	29		(7)	2	(3)	(8)
Plan contributions:		1			1		1			1
- employee contributions		1			1		1			1
Benefits paid	(10)	(37)	(5)	(37)	(89)	(8)	(33)	(6)	(31)	(78)
Reclassification to asset held for sale		(12)		(2)	(14)
Changes in the scope of consolidation	(1)	(15)	(1)	(3)	(20)
Currency translation differences and other changes		59	1	(9)	51		(390)	(16)	(7)	(413)
Present value of benefit liabilities at end of year (a)	284	997	122	207	1,610	298	895	124	170	1,487
Plan assets at beginning of year		619			619		707			707
Interest income		20			20		20			20
Return on plan assets		12			12		42			42
Past service cost and (gains) losses settlements							(3)			(3)
Plan contributions:		24			24		25			25
- employee contributions		1			1		1			1
- employer contributions		23			23		24			24
Benefits paid		(25)			(25)		(19)			(19)
Changes in the scope of consolidation		(15)			(15)
Currency translation differences and other changes		(47)			(47)		(153)			(153)
Plan assets at end of year (b)		588			588		619			619
Net liability recognized at end of year (a-b)	284	409	122	207	1,022	298	276	124	170	868

Disclosure of detailed information about employee benefits Costs charged to the profit and loss account and other comprehensive income [text block]

Costs charged to the profit and loss account consisted of the following:

(€ million)	TFR	Foreign defined benefit plans	Fisde and other foreign medical plans	Other benefit plans	Total
2017
Current cost		24	2	54	80
Past service cost and (gains) losses on settlements		(1)		30	29
Interest cost (income), net:
- interest cost on liabilities	3	29	2	1	35
- interest income on plan assets		(20)			(20)
Total interest cost (income), net	3	9	2	1	15
- of which recognized in “Payroll and related cost”				1	1
- of which recognized in “Financial income (expense)”	3	9	2		14
Remeasurements for long-term plans				3	3
Total	3	32	4	88	127
- of which recognized in “Payroll and related cost”		23	2	88	113
- of which recognized in “Financial income (expense)”	3	9	2		14
2016
Current cost		28	2	56	86
Past service cost and (gains) losses on settlements		(4)	2	(3)	(5)
Interest cost (income), net:
- interest cost on liabilities	6	34	3	1	44
- interest income on plan assets		(20)			(20)
Total interest cost (income), net	6	14	3	1	24
- of which recognized in “Payroll and related cost”				1	1
- of which recognized in “Financial income (expense)”	6	14	3		23
Remeasurements for long-term plans				(1)	(1)
Total	6	38	7	53	104
- of which recognized in “Payroll and related cost”		24	4	53	81
- of which recognized in “Financial income (expense)”	6	14	3		23

 Costs recognized in other comprehensive income consisted of the following:

	2017				2016
(€ million)	TFR	Foreign defined benefit plans	Fisde and other foreign medical plans	Total	TFR	Foreign defined benefit plans	Fisde and other foreign medical plans	Other benefit plans	Total
Remeasurements
Actuarial (gains)/losses due to changes in demographic assumptions		(14)		(14)	(2)	(2)	(1)	1	(4)
Actuarial (gains)/losses due to changes in financial assumptions	(5)	71		66	11	30	(2)	1	40
Experience (gains) losses	(1)	(3)	(1)	(5)	10	(6)	(14)		(10)
Return on plan assets		(12)		(12)		(42)			(42)
	(6)	42	(1)	35	19	(20)	(17)	2	(16)

Disclosure of fair value of plan assets [text block]

Plan assets consisted of the following:

(€ million)	Cash and cash equivalents	Equity securities	Debt securities	Real estate	Derivatives	Investment funds	Assets held by insurance company	Other	Total
December 31, 2017
Plan assets with a quoted market price	16	48	329	10	9	60	13	100	585
Plan assets without a quoted market price							3		3
	16	48	329	10	9	60	16	100	588
December 31, 2016
Plan assets with a quoted market price	105	49	270	11	1	65	14	101	616
Plan assets without a quoted market price							3		3
	105	49	270	11	1	65	17	101	619

Disclosure of detailed information about actuarial assumptions [text block]

The main actuarial assumptions used in the measurement of the liabilities at year-end and in the estimate of costs expected for 2018 consisted of the following:

		TFR	Foreign defined benefit plans	FISDE and other foreign medical plans	Other long-term benefit plans
2017
Discount rate	(%)	1.5	0.6-15.5	1.5	0.0-1.5
Rate of compensation increase	(%)	2.5	1.5-13.5
Rate of price inflation	(%)	1.5	0.6-14.8	1.5	1.5
Life expectations on retirement at age 65	(years)		13-24	24
2016
Discount rate	(%)	1.0	0.6-17.5	1.0	0.0-1.0
Rate of compensation increase	(%)	2.0	1.0-15.0
Rate of price inflation	(%)	1.0	0.6-13.5	1.0	1.0
Life expectations on retirement at age 65	(years)		13-24	24

Disclosure of detailed information about geographical area related to the main actuarial assumptions used in the valuation of the principal foreign defined benefit plans [text block]

The following is an analysis by geographical area related to the main actuarial assumptions used in the valuation of the principal foreign defined benefit plans:

		Euro area	Rest of Europe	Africa	Other areas	Foreign defined benefit plans
2017
Discount rate	(%)	1.5-1.8	0.6-2.5	3.7-15.5	4.1-8.0	0.6-15.5
Rate of compensation increase	(%)	1.5-3.0	2.5-3.7	5.0-13.5	1.5-10.0	1.5-13.5
Rate of price inflation	(%)	1.5-1.9	0.6-3.4	3.7-14.8	1.5-4.8	0.6-14.8
Life expectations on retirement at age 65	(years)	21-24	22-24	13-17		13-24
2016
Discount rate	(%)	1.0-2.0	0.6-2.7	3.5-17.5	7.3-8.1	0.6-17.5
Rate of compensation increase	(%)	1.0-3.0	2.3-3.8	5.0-15.0	7.8-10.0	1.0-15.0
Rate of price inflation	(%)	1.0-1.8	0.6-3.4	3.5-13.5	5.0-5.5	0.6-13.5
Life expectations on retirement at age 65	(years)	21-22	23-24	13-15		13-24

Disclosure of sensitivity analysis for actuarial assumptions [text block]

The effects of a possible change in the main actuarial assumptions at the end of the year are listed below:

	Discount rate		Rate of price inflation	Rate of increases in pensionable salaries	Healthcare cost trend rate	Rate of increases to pensions in payment
(€ million)	0.5% Increase	0.5% Decrease	0.5% Increase	0.5% Increase	0.5% Increase	0.5% Increase
December 31, 2017
Effect on DBO
TFR	(13)	14	9
Foreign defined benefit plans	(72)	79	24	20		13
FISDE and other foreign medical plans	(7)	7			7
Other benefit plans	(3)	1	1
December 31, 2016
Effect on DBO
TFR	(15)	16	10
Foreign defined benefit plans	(57)	66	33	15		23
FISDE and other foreign medical plans	(7)	8			8
Other benefit plans	(2)	2	1

Disclosure of information about maturity profile of defined benefit obligation [text block]

The following is an analysis by maturity date of the liabilities for employee benefit plans:

(€ million)	TFR	Foreign defined benefit plans	FISDE and other foreign medical plans	Other benefit plans
December 31, 2017
2018	16	47	5	66
2019	17	65	5	60
2020	18	70	5	46
2021	17	79	5	8
2022	14	84	5	6
2023 and thereafter	202	64	97	31
December 31, 2016
2017	13	31	5	37
2018	14	44	5	59
2019	15	33	5	52
2020	17	33	5	3
2021	19	38	5	3
2022 and thereafter	220	97	99	42

The weighted average duration of the liabilities for employee benefit plans was the following:

		TFR	Foreign defined benefit plans	FISDE and other foreign medical plans	Other benefit plans
2017
Weighted average duration	(years)	10.1	17.5	13.7	3.0
2016
Weighted average duration	(years)	10.3	17.9	13.9	3.4